Acquisition	12 Months Ended
Dec. 31, 2022
Acquisition
Acquisition
4.	Acquisition

Major acquisition in 2020

In 2020, the Group acquired an additional 33.1% equity interest of a previously held equity investment with total cash consideration of RMB168.3 million. Upon the acquisition, the Group increased its equity interest in this investment from 30.0% to 63.1%, and accounted for it as a consolidated subsidiary of the Group. A gain of RMB130.1 million in relation to the revaluation of the previously held equity interests was recorded in “Investment income, net” in the consolidated statements of operations and comprehensive income for the year ended December 31, 2020.

Consideration for this transaction was allocated on the acquisition date based on the fair value of the assets acquired and the liabilities assumed as follows (in thousands):

Amounts
RMB
Net assets acquired (i)	16,440
Amortizable intangible assets (ii)
Trademark	59,300
Developed technology	182,200
Deferred tax liabilities	(60,375)
Goodwill	311,109
Noncontrolling interests	(187,762)
Total	320,912
(i)	Net assets acquired mainly included cash and cash equivalents as of the date of acquisition.
(ii)	Trademark and Developed technology acquired in the acquisition are included in “Copyrights, licenses, domain names, trademark and technology”.

Acquisitions in 2021

In 2021, the Group completed several acquisitions to complete its existing businesses and achieve synergies. The acquired entities individually and in aggregate were insignificant. The Group’s acquisitions in 2021 are summarized in the following table (in thousands):

Amounts
RMB
Net assets acquired	76,132
Amortizable intangible assets (i)
Trademark	64,662
Other identified intangible assets	13,750
Deferred tax liabilities	(13,293)
Goodwill	276,463
Redeemable noncontrolling interests	(106,368)
Total	311,346
(i)

Trademarks and other identified intangible assets acquired in the acquisitions are included in “Copyrights, licenses, domain names, trademark and technology”, of which impairment loss of RMB56.8 million for the year ended December 31, 2021 was recognised.

In relation to the revaluation of the previously held equity interests, a loss of RMB2.5 million was recorded in “Investment income, net” in the consolidated statements of operations and comprehensive income for the year ended December 31, 2021.

Acquisitions in 2022

In 2022, the Group completed several acquisitions to complete its existing businesses and achieve synergies. Among them, the Group acquired an additional 50.5% equity interest of a previously held equity investment with total cash consideration of RMB760.4 million. Upon the acquisition, the Group increased its equity interest in this investment from 41.5% to 92.0%, and accounted for it as a consolidated subsidiary of the Group. A gain of RMB310.4 million in relation to the revaluation of the previously held equity interests was recorded in “Investment income, net” in the consolidated statements of operations and comprehensive income for the year ended December 31, 2022. The acquired entities individually and in aggregate were insignificant. The Group’s acquisitions in 2022 are summarized in the following table (in thousands):

Amounts
RMB
Net liabilities acquired	(34,671)
Amortizable intangible assets (i)
Trademark	143,146
Other identified intangible assets	525,853
Deferred tax liabilities	(104,137)
Goodwill	1,571,206
Noncontrolling interests	(122,983)
Total	1,978,414
(i)	Trademarks and other identified intangible assets acquired in the acquisitions are included in “Copyrights, licenses, domain names, trademark and technology”.

Pro forma results of operations for all the acquisitions have not been presented because they were not material to the consolidated statements of operations and comprehensive income for the years ended December 31, 2020, 2021 and 2022, either individually or in aggregate.